EXCELSIOR FUNDS, INC.

Emerging Markets Fund

Supplement dated February 8, 2008 to the following Prospectuses

Equity Funds—Shares Class Prospectus,

dated July 1, 2007, as most recently supplemented

through December 31, 2007

Institutional Funds—Institutional Shares Class Prospectus,

dated July 1, 2007, as most recently supplemented

through December 31, 2007

Equity Funds—Class A and Class C Shares Prospectus

dated October 1, 2007, as most recently supplemented

through December 31, 2007

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The disclosure paragraph under the section entitled “Portfolio Managers” as it relates to Emerging Markets Fund is removed and replaced in its entirety with the following:

Dara J. White, CFA, Fred Copper, CFA, and Jasmine (Weili) Huang, CFA, serve as the portfolio co-managers for the Emerging Markets Fund. Mr. White is the lead portfolio manager and primarily responsible for the day-to-day management of the Fund. Mr. White has been associated with U.S. Trust since July, 2007 and has been associated with Columbia Management Advisors, LLC since January, 2006. Prior to joining Columbia Management Advisors, LLC, Mr. White was a portfolio manager and analyst with RCM Global Investors from February, 1998 to July, 2005. Mr. Copper has been associated with U.S. Trust since July, 2007 and has been associated with Columbia Management Advisors, LLC or its predecessors since September, 2005. Prior to joining Columbia Management Advisors, LLC, Mr. Copper was a senior vice president with Putnam Investments from March, 2001 to September, 2005. Ms. Huang has been associated with U.S. Trust since September, 2007 and has been associated with Columbia Management Advisors, LLC or its predecessors since September, 2003. Prior to joining Columbia Management Advisors, LLC, Ms. Huang held a manager position with Deloitte’s management consulting practice from June, 2000 to September, 2003. U.S. Trust and Columbia Management Advisors, LLC are each wholly-owned subsidiaries of Bank of America.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

EXC-47/149136-0208